Note 1 - Nature of business and organization: Summary of subsidiary of limited liability company or limited partnership (Details)	Dec. 31, 2024
Tungray Motion Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tungray Electronics Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tungray Intelligent Technology Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tungray Singapore Pte. Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tung Resource Pte Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tungray Industrial Automation (Shenzhen) Co., Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tongsheng Intelligent Equipment (Shenzhen) Co., Ltd
Subsidiary, Ownership Percentage, Parent	70.00%
Qingdao Tongri Electric Machines Co., Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Qingdao Tungray Intelligent Technology Co., Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tungray Technology Pte Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Tongsheng Intelligence Technology Development (Shenzhen) Co., Ltd
Subsidiary, Ownership Percentage, Parent	100.00%
Xian Tongri Intelligent Industrial Technology Co., Ltd
Subsidiary, Ownership Percentage, Parent	99.98%